Property and Equipment - Schedule of Property and Equipment (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Minimum [Member]
Useful life of assets	3 years
Maximum [Member]
Useful life of assets	7 years
Machinery and Equipment [Member] | Minimum [Member]
Useful life of assets	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Useful life of assets	7 years	7 years
Mobile Consoles [Member]
Useful life of assets	7 years	7 years
Automobiles [Member]
Useful life of assets	3 years	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful life of assets	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Useful life of assets	5 years	5 years